Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) (Parenthetical)	6 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Revenues from related parties	¥ 124,292,811	¥ 102,175,246
Other comprehensive income, tax
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues from related parties	¥ 63,792,598	¥ 42,257,767